Note 1 - Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes Tables
EBP, Schedule of Vesting [Table Text Block]
Years of Service	Vesting %
Less than 1	0
1	33
2	66
3 or more	100